Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of amortized costs, gross unrealized gains, gross unrealized losses, and fair values for securities
Available-for-Sale, Amortized Costs	$ 14,744	$ 18,393
Available-for-Sale, Gross Unrealized Gains	502	390
Available-for-Sale, Gross Unrealized Losses		(3)
Available-for-Sale, Fair value	15,246	18,780
U.S. Treasury securities and obligations of U.S. Government corporations and agencies [Member]
Schedule of amortized costs, gross unrealized gains, gross unrealized losses, and fair values for securities
Available-for-Sale, Amortized Costs	11,150	14,567
Available-for-Sale, Gross Unrealized Gains	261	174
Available-for-Sale, Gross Unrealized Losses		(3)
Available-for-Sale, Fair value	11,411	14,738
Obligations of states and political subdivisions [Member]
Schedule of amortized costs, gross unrealized gains, gross unrealized losses, and fair values for securities
Available-for-Sale, Amortized Costs	2,816	2,841
Available-for-Sale, Gross Unrealized Gains	183	139
Available-for-Sale, Gross Unrealized Losses
Available-for-Sale, Fair value	2,999	2,980
Held-to-Maturity, Amortized Costs	6,960	5,989
Held-to-Maturity, Gross Unrealized Gains	227	176
Held-to-Maturity, Gross Unrealized Losses	(9)
Fair Values	7,178	6,165
Mortgage-backed securities- government [Member]
Schedule of amortized costs, gross unrealized gains, gross unrealized losses, and fair values for securities
Available-for-Sale, Amortized Costs	668	875
Available-for-Sale, Gross Unrealized Gains	58	77
Available-for-Sale, Gross Unrealized Losses
Available-for-Sale, Fair value	726	952
Other securities [Member]
Schedule of amortized costs, gross unrealized gains, gross unrealized losses, and fair values for securities
Available-for-Sale, Amortized Costs	110	110
Available-for-Sale, Gross Unrealized Gains
Available-for-Sale, Gross Unrealized Losses
Available-for-Sale, Fair value	$ 110	$ 110